SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS:

INSTITUTIONAL CLASS
DWS RREEF Real Estate Securities Fund

The following disclosure is added to the “PURCHASE AND SALE OF FUND SHARES” section of the fund’s summary prospectus:

Institutional Class is generally closed to new investors. Unless you fit into one of the investor eligibility categories described in the “CHOOSING A SHARE CLASS” section of the fund’s prospectus, you may not invest in the Class.

Please Retain This Supplement for Future Reference

July 25, 2011
PROSTKR-100